Note 17 - Reportable Business Segments - Geographical Disclosure (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Statement Line Items [Line Items]
Sales	$ 658,521	$ 734,205	$ 2,097,126	$ 2,241,029
Non-current assets	475,641		475,641		$ 498,518
CANADA
Statement Line Items [Line Items]
Sales	77,691	110,854	219,843	283,521
Non-current assets	153,425		153,425		266,775
UNITED STATES
Statement Line Items [Line Items]
Sales	580,830	$ 623,351	1,877,283	$ 1,957,508
Non-current assets	322,216		322,216		223,802
International [member]
Statement Line Items [Line Items]
Non-current assets					$ 7,941